Tax Benefit (expense) Allocated to each Component of Other Comprehensive Income (loss) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Other Comprehensive Income (Loss), Tax [Abstract]
Other comprehensive income (loss) before reclassification	¥ (59)	$ (9)	¥ (280)	¥ (409)
Amounts reclassified from accumulated other comprehensive income	83	13	402	328
Net current-period other comprehensive income (loss)	¥ 24	$ 4	¥ 122	¥ (81)